UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Michael Castino
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period: February 28, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2014

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE US EQUITY FUND
Ticker: VUSE

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2014 (Unaudited)

Percentage of
Country	Net Assets
Japan	5.4%
Malaysia	4.9
Hong Kong	4.4
China	4.1
Indonesia	3.5
Singapore	3.5
India	3.4
Thailand	3.3
United Kingdom	3.0
Brazil	3.0
South Africa	2.9
Taiwan, Province of China	2.9
Belgium	2.7
Canada	2.7
Germany	2.7
Netherlands	2.7
Philippines	2.7
Switzerland	2.7
New Zealand	2.6
Poland	2.6
Ireland	2.5
Israel	2.5
Mexico	2.5
Russian Federation	2.5
Chile	2.4
Austria	2.3
Peru	2.3
Republic of Korea	2.3
Turkey	2.3
Australia	2.2
Colombia	2.2
France	2.1
Italy	2.1
Spain	2.0
Sweden	2.0
Short-term and other assets	0.1
TOTAL	100.0%

VIDENT CORE US EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2014 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	34.6%
Finance and Insurance	16.2
Retail Trade	8.9
Information	6.9
Mining, Quarrying, and Oil and Gas Extraction	6.8
Professional, Scientific, and Technical Services	5.8
Wholesale Trade	4.0
Utilities	2.7
Administrative and Support and Waste
Management and Remediation Services	2.5
Health Care and Social Assistance	2.2
Transportation and Warehousing	2.0
Real Estate and Rental and Leasing	1.4
Educational Services	1.2
Management of Companies and Enterprises	1.2
Accommodation and Food Services	0.9
Agriculture, Forestry, Fishing and Hunting	0.5
Other Services (except Public Administration)	0.5
Arts, Entertainment, and Recreation	0.4
Construction	0.4
Health Care	0.1
Cash and other assets in excess of liabilities	0.8
100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 96.1%

	Australia – 2.2%
230,731	Aurizon Holdings Ltd	$1,047,991
25,568	Australia & New Zealand Banking Group	733,291
52,770	BHP Billiton Ltd	1,807,282
14,288	Commonwealth Bank of Australia	951,905
12,054	CSL Ltd	776,609
122,683	Insurance Australia Group Ltd	594,454
22,878	National Australia Bank Ltd	709,221
18,033	Rio Tinto Ltd	1,075,569
224,249	Telstra Corporation Ltd	1,010,545
23,499	Wesfarmers Ltd	900,630
125,124	Westfield Group	1,146,687
261,921	Westfield Retail Trust	726,883
26,913	Westpac Banking Corporation	803,807
17,290	Woodside Petroleum Ltd	585,519
39,484	Woolworths Ltd	1,270,870
		14,141,263

	Austria – 2.3%
2,443	Andritz AG	153,547
57,938	Erste Group Bank AG	2,056,076
414,297	IMMOFINANZ AG	2,098,705
8,407	Oesterreichische Post AG	419,433
46,192	OMV AG	2,102,129
26,321	Raiffeisen Bank International	917,355
142,780	Telekom Austria AG	1,390,394
66,425	Verbund AG	1,407,387
26,219	Vienna Insurance Group AG	1,342,653
32,714	Voestalpine AG	1,474,541
75,706	Wienerberger AG	1,430,042
		14,792,262

	Belgium – 2.7%
29,348	Ageas	1,346,724
23,360	Anheuser-Busch InBev NV	2,448,918
74,980	Belgacom SA	2,261,881
45,185	Colruyt SA	2,508,788
28,177	Delhaize Group SA	2,026,700

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Belgium (Continued)
19,153	Groupe Bruxelles Lambert SA	$1,884,157
25,456	KBC Groep NV	1,615,596
938	Solvay SA	145,527
21,691	UCB SA	1,741,016
33,371	Umicore SA	1,640,729
		17,620,036

	Brazil – 1.9%
350,100	AMBEV SA	2,520,391
78,500	Banco do Brasil SA	693,016
77,800	BB Seguridade Participacoes SA	773,106
82,600	BRF SA	1,511,970
141,500	CCR SA	970,389
107,500	Cia Siderurgica Nacional SA	469,016
56,200	Cielo SA	1,521,996
182,300	Embraer SA	1,628,824
230,900	Petrol Brasileiros SA	1,338,280
162,200	Tim Participacoes SA	792,755
		12,219,743

	Canada – 2.7%
10,000	Bank of Montreal*	658,719
14,900	Bank of Nova Scotia*	852,044
7,100	Canadian Imperial Bank Of Commerce*	594,263
23,000	Canadian National Railway Company*	1,299,449
35,500	Canadian Natural Resources Ltd*	1,299,070
55,500	Canadian Oil Sands Ltd*	1,058,074
30,300	Canadian Utilities Ltd*	1,072,390
28,900	Crescent Point Energy Corporation*	1,014,227
1,900	Fairfax Financial Holdings Ltd*	789,239
53,600	Goldcorp, Inc.*	1,441,048
16,300	Intact Financial Corporation*	980,532
35,800	Manulife Financial Corporation*	679,272
16,700	National Bank of Canada*	670,232
23,600	Pembina Pipeline Corporation*	850,606
26,900	Potash Corp of Saskatchewan, Inc.*	889,136
16,400	Rogers Communications, Inc.	633,902

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Canada (Continued)
15,000	Royal Bank of Canada*	$974,668
42,500	Shaw Communications, Inc.*	982,954
17,500	Toronto-Dominion Bank*	792,739
		17,532,564

	Chile – 2.4%
3,037,148	Aguas Andinas SA	1,857,541
9,277,894	Banco de Chile	1,182,290
15,891	Banco de Credito Inversiones	868,053
21,176,892	Banco Santande Chile	1,144,523
23,533	CAP SA	368,149
102,952	Compania Cervecerias Unidas SA	1,163,310
62,968,632	CorpBanca SA	747,891
1,106,490	Empresa Nacional de Electricidad SA	1,500,552
294,556	Empresas CMPC SA	708,975
6,691,157	Enersis SA	1,914,923
95,016	ENTEL Chile SA	1,095,088
114,201	Latam Airlines Group SA	1,766,390
39,751	Sociedad Quimica y Minera de CV	1,212,293
		15,529,978

	China – 4.1%
2,769,000	Agricultural Bank of China Ltd	1,173,887
403,500	Anhui Conch Cement Company Ltd	1,471,423
13,800	Baidu, Inc. – ADR*	2,358,834
4,731,000	Bank of China Ltd	1,987,367
1,802,000	Bank of Communication Company Ltd	1,156,356
5,113,000	China Construction Bank	3,511,644
439,000	China Life Insurance Company Ltd	1,284,097
174,000	China Mengniu Dairy Company Ltd	892,360
1,650,000	China Petroleum & Chemical Corporation	1,464,909
88,000	ENN Energy Holdings Ltd	622,533
158,000	Hongkong Land Holdings Ltd	990,660
13,600	Jardine Matheson Holdings Ltd	790,160
19,500	Jardine Strategic Holdings Ltd	655,395
1,290,000	PetroChina Company Ltd	1,359,723
135,000	Ping An Insurance Group Company of China Ltd	1,096,797

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	China (Continued)
142,400	Sands China Ltd	$1,190,864
30,000	Tencent Holdings Ltd	2,406,402
573,000	Want Want China Holdings Ltd	871,253
290,400	Wynn Macau Ltd	1,399,509
		26,684,173

	Colombia – 2.2%
127,692	Almacenes Exito SA	1,576,491
114,980	Banco Davivienda SA	1,343,119
282,734	Cemex Latam Holdings SA*	2,211,018
139,999	Corp Financiera Colombiana SA	2,408,585
1,255,378	Ecopetrol SA	2,144,451
148,154	Grupo Argos SA	1,354,096
116,104	Grupo de Inversiones Suramericana SA	1,864,701
983,459	Isagen SA ESP	1,384,341
		14,286,802

	France – 2.1%
8,494	Air Liquide SA	1,169,613
27,720	AXA SA	724,681
11,029	BNP Paribas SA	905,179
13,181	Cie De St-Gobain	791,428
14,526	Danone	1,026,171
8,277	Essilor International SA	864,396
4,241	L’oreal SA	718,561
5,449	LVMH Moet Hennessy Louis Vuitton SA	1,014,241
48,057	Orange SA	601,575
8,301	Pernod Ricard SA	977,242
11,860	Sanofi	1,233,179
10,327	Schneider Electric SA	922,970
18,021	Total SA	1,169,843
11,298	Vinci SA	844,138
24,492	Vivendi SA	700,298
		13,663,515

	Germany – 2.7%
9,708	Adidas AG	1,130,956
6,187	Allianz SE	1,107,627

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Germany (Continued)
13,450	BASF SE	$1,548,696
9,482	Bayer AG	1,346,756
8,070	Bayerische Motoren Werke AG	937,906
15,064	Daimler AG	1,403,933
18,561	Deutsche Bank AG	902,840
24,142	Deutsche Post AG	906,725
113,986	Deutsche Telekom AG	1,934,433
41,420	E.ON SE	790,118
7,800	Fresenius SE & Company KGaA	1,212,290
4,261	Linde AG	883,101
17,309	SAP AG	1,398,137
12,254	Siemens AG	1,636,618
		17,140,136

	Hong Kong – 4.4%
101,500	Beijing Enterprise Holdings Ltd	973,075
63,000	Cheung Kong (Holdings) Ltd	987,147
158,000	Cheung Kong Infrastructure Holdings Ltd	1,030,185
212,000	China Merchant Holdings
	(International) Company Ltd	752,601
322,000	China Overseas Land & Investment Ltd	865,106
292,000	China Resources Enterprise Ltd	822,132
282,000	China Resources Land Ltd	638,089
288,000	China Resources Power Holdings Company Ltd	695,456
526,000	China Unicom (Hong Kong) Ltd	700,832
314,300	Esprit Holdings Ltd	590,486
1,076,000	Fosun International Ltd	1,337,972
83,000	Galaxy Entertainment Group Ltd*	832,615
167,000	Hang Lung Group Ltd	784,371
275,000	Hang Lung Properties Ltd	763,638
147,000	Henderson Land Development Company Ltd	823,975
550,000	Hong Kong & China Gas Company Ltd	1,184,968
97,600	Hong Kong Exchanges and Clearing Ltd	1,514,202
86,000	Hutchison Whampoa Ltd	1,159,145
3,597,000	Industrial & Commercial Bank of China	2,155,266
416,000	Kunlun Energy Company Ltd	742,958
610,000	Lenovo Group Ltd	650,830

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)
	Hong Kong (Continued)
570,000	Li & Fung Ltd	$746,236
515,000	New World Development Company	666,267
536,000	Sino Land Company Ltd	759,740
629,500	Sinopec Engineering Group Company Ltd	785,197
202,000	SJM Holdings Ltd	648,124
696,000	Sun Art Retail Group Ltd	791,016
77,000	Sun Hung Kai Properties Ltd	985,252
251,500	Techtronic Industries Company Ltd	667,594
324,000	Tingyi Cayman Island Holding Corporation	908,054
97,000	Wharf (Holdings) Ltd	676,827
159,000	Wheelock and Company Ltd	648,453
		28,287,809

	India – 1.5%
44,433	Axis Bank Ltd – GDR	911,321
38,600	ICICI Bank Ltd – ADR	1,377,248
36,400	Infosys Ltd – ADR	2,244,788
84,587	Larsen & Toubro Ltd	1,509,032
79,555	Mahindra & Mahindra Ltd	1,241,058
40,889	Reliance Industries Ltd – GDR	1,055,754
37,000	Tata Motors Ltd – ADR	1,290,560
		9,629,761

	Indonesia – 3.5%
12,008,800	Adaro Energy Tbk	1,029,266
3,901,800	Astra International Tbk PT	2,335,904
2,376,700	Bank Central Asia Tbk PT	2,093,355
1,748,500	Bank Mandiri Persero Tbk PT	1,370,605
2,422,300	Bank Negara Indonesia Persero	949,390
1,883,000	Bank Rakyat Indonesia Persero	1,504,421
269,000	Gudang Garam Tbk PT	1,105,289
377,200	Indocement Tunggal Prakarsa Tbk	729,446
1,711,200	Indofood Sukses Makmur Tbk PT	1,057,616
6,055,300	Kalbe Farma Tbk PT	756,326
10,356,300	Lippo Karawaci Tbk PT	838,567
704,800	Matahari Department Store Tbk*	849,961
2,924,700	Perusahaan Gas Negara Persero	1,234,476

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Indonesia (Continued)
1,775,800	PT XL Axiata Tbk	$711,299
807,000	Semen Indonesia Persero Tbk PT	1,042,725
9,864,600	Telekomunikasi Indonesian Persero	1,975,639
2,462,600	Tower Bersama Infrustructure Tbk	1,325,803
459,100	Unilever Indonesia Tbk PT	1,130,053
538,000	United Tractors Tbk PT	879,365
		22,919,506

	Ireland – 2.5%
26,900	Alkermes PLC*	1,309,223
3,272,890	Bank of Ireland*	1,757,335
107,233	CRH PLC	3,174,895
107,813	Glanbia PLC	1,630,261
18,000	Jazz Pharmaceuticals PLC*	2,735,010
26,913	Kerry Group PLC	2,033,111
23,892	Paddy Power PLC	1,999,794
14,100	Ryanair Holdings PLC – ADR*	800,316
36,263	Smurfit Kappa Group PLC	1,010,587
		16,450,532

	Israel – 2.5%
234,625	Bank Hapoalim BM	1,274,533
334,857	Bank Leumi Le-Israel BM*	1,277,630
34,300	Check Point Software Technology Ltd*	2,312,506
19,894	Elbit Systems Ltd	1,141,134
173,450	Israel Chemicals Ltd	1,466,776
1,883	Israel Corporation Ltd*	999,135
6,911,835	Isramco Negev 2 LP*	1,394,869
28,800	Mellanox Technologies Ltd*	1,051,776
34,455	NICE Systems Ltd	1,408,443
8,429	Taro Pharmaceutical Industries Ltd*	940,761
64,538	Teva Pharmaceutical Industries Ltd	3,132,131
		16,399,694

	Italy – 2.1%
60,689	Assicurazioni Generali SpA	1,364,598
44,642	Atlantia SpA	1,131,331
305,526	Enel SpA	1,568,790

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Italy (Continued)
20,954	Eni SpA	$505,571
97,065	Fiat SpA*	1,016,230
443,708	Intesa Sanpaolo SpA	1,375,563
31,524	Luxottica Group SpA	1,748,771
33,880	Saipem SpA	796,868
235,754	Snam SpA	1,341,996
1,042,755	Telecom Italia SpA	1,185,276
149,995	Unicredit SpA	1,193,575
		13,228,569

	Japan – 5.4%
46,300	FUJIFILM Holdings Corporation	1,330,266
59,000	Honda Motor Company	2,114,307
57,300	Hoya Corporation	1,698,111
115,700	Inpex Corporation	1,466,572
50,000	Japan Tobacco, Inc.	1,587,894
329,400	JX Holdings, Inc.	1,705,746
53,800	Kao Corporation	1,847,607
20,400	Kddi Corporation	1,243,003
20,900	Lawson, Inc.	1,449,877
109,700	Mitsubishi UFJ Financial Group, Inc.	632,740
952,300	Mizuho Financial Group, Inc.	1,955,691
29,400	Nippon Telephone and Telegraph Corporation	1,646,943
13,800	Oriental Land Company Ltd	2,070,610
50,400	Otsuka Holdings Company Ltd	1,546,617
48,400	Seven & I Holdings Company Ltd	1,813,395
16,900	SoftBank Corporation	1,273,354
90,700	Sumitomo Electric Industries Ltd	1,386,747
44,700	Sumitomo Mitsui Financial Group Ltd	1,994,085
31,700	Takeda Pharmaceutical Company Ltd	1,517,563
53,000	Toyota Motor Corporation	3,040,847
59,100	Toyota Tsusho Corporation	1,454,126
		34,776,101

	Malaysia – 4.9%
724,400	AMMB Holdings Bhd	1,600,689
1,166,800	Axiata Group Bhd	2,332,532

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Malaysia (Continued)
1,361,700	Felda Global Ventures Holdings Bhd	$1,911,741
924,900	Gamuda Bhd	1,275,919
906,100	Genting Malaysia Bhd	1,202,971
1,368,800	IHH Healthcare Bhd*	1,604,209
729,000	IJM Corporation Bhd	1,283,788
1,043,400	IOI Corporation Bhd	1,468,053
857,600	Malayan Banking Bhd	2,559,844
524,800	Malaysia Airports Holdings Bhd	1,342,232
167,500	Petronas Dagangan Bhd	1,567,389
369,400	Public Bank Bhd	2,151,122
537,700	RHB Capital Bhd	1,345,686
701,800	Sapurakencana Petroleum Bhd*	948,870
901,600	Sime Darby Bhd	2,506,814
1,009,800	Telekom Malaysia Bhd	1,747,464
623,800	Tenaga Nasional Bhd	2,284,633
1,198,900	UEM Sunrise Bhd	804,999
466,000	UMW Holdings Bhd	1,678,254
		31,617,209

	Mexico – 2.5%
592,000	Alfa SAB De CV	1,427,237
2,311,700	America Movil SAB de CV	2,234,866
430,400	Arca Continental SAB De CV	2,255,091
109,100	Coca-Cola FEMSA SAB de CB	1,049,720
394,900	Grupo Bimbo SAB de CV	1,029,779
284,400	Grupo Financiero Banorte SAB de CV	1,841,204
758,200	Grupo Financiero Santander Mexico SAB de CV	1,678,123
806,500	Grupo Mexico SAB de CV	2,469,234
50,800	Kimberly-Clark de Mexico SAB de CV	122,970
1,076,000	Wal-Mart de Mexico SAB de CV	2,271,968
		16,380,192

	Netherlands – 2.7%
94,094	Aegon NV	847,973
15,384	Akzo Nobel NV	1,274,285
66,080	CNH Industrial NV*	726,946

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Netherlands (Continued)
25,568	European Aeronautic Defence
	and Space Company EADS N.V.	$1,884,214
19,273	Heineken NV	1,303,258
117,514	ING Groep NV*	1,714,503
86,093	Koninklijke Ahold NV	1,606,044
6,785	Koninklijke DSM NV	433,568
392,409	Koninklijke KPN NV*	1,400,145
37,160	Koninklijke Philips NV	1,300,764
57,188	Reed Elsevier NV	1,253,514
66,080	Unilever NV	2,620,471
25,400	Yandex NV*	952,500
		17,318,185

	New Zealand – 2.6%
707,774	Auckland International Airport	2,219,304
736,578	Fisher & Paykel Healthcare Corporation	2,476,359
299,350	Fletcher Building Ltd	2,364,181
845,246	Mighty River Power NPV	1,445,652
235,402	Ryman Healthcare Ltd	1,559,150
322,536	Sky Network Television Ltd	1,654,932
535,688	SKYCITY Entertainment Group Ltd	1,765,042
1,001,585	Telecom Corp of New Zealand Ltd	2,099,319
93,306	Trade Me Group Ltd	303,523
27,708	Xero Limited*	932,699
		16,820,161

	Peru – 2.3%
795,030	Alicorp SAA	2,463,513
278,877	BBVA Banco Continental SA	550,179
248,217	Cementos Pacasmayo SAA	470,175
19,800	Credicorp Ltd	2,572,020
3,192,590	Ferreycorp SAA	1,916,923
409,261	Grana y Montero SA	1,572,393
65,009	Intercorp Financial Services, Inc.	2,064,036
1,401,076	Union Andina de Cementos SAA	1,672,478
3,582,720	Volcan Cia Minera SAA	1,510,940
		14,792,657

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Philippines – 2.7%
1,435,200	Alliance Global Group, Inc.	$964,624
96,840	Ayala Corporation	1,248,604
1,987,700	Ayala Land, Inc.	1,358,236
661,460	BDO Unibank, Inc.	1,244,822
56,460	GT Capital Holdings, Inc.	1,010,676
540,290	International Container Terminal Services, Inc.	1,173,543
1,215,400	JG Summit Holdings, Inc.	1,277,075
133,870	Manila Electric Company	836,181
12,038,000	Metro Pacific Investments Corporation	1,254,099
39,380	Philippine Long Distance Telephone Company	2,378,593
341,546	Security Bank Corporation	895,281
89,390	SM Investments Corporation	1,389,866
4,510,800	SM Prime Holdings Ltd	1,475,472
353,730	Universal Robina Corporation	1,109,493
		17,616,565

	Poland – 2.6%
76,259	Asseco Poland SA	1,251,396
21,320	Bank Handlowy w Warszawie SA	813,457
29,872	Bank Pekao SA	1,912,807
11,430	Bank Zachodni WBK SA	1,592,361
176,164	Cyfrowy Polsat SA*	1,183,564
456	LPP SA	1,512,914
39,662	Lubelski Wegiel Bogdanka SA	1,668,566
236,704	PGE SA	1,446,588
930,080	Polskie Gornictwo Naftowe i Gazownictwo SA	1,573,766
164,559	Powszechna Kasa Oszczednosci Bank Polski SA	2,410,471
409,815	Telekomunikacja Polska SA	1,374,639
		16,740,529

	Republic of Korea – 2.3%
771	Amorepacific Corporation*	847,919
11,444	Cheil Industries, Inc.	738,634
2,959	E-Mart Company Ltd	704,062
19,370	Hana Financial Group, Inc.	756,655
24,890	KB Financial Group, Inc.	930,315
15,746	Kia Motors Corporation	817,169

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Republic of Korea (Continued)
23,180	Korea Electric Power Corporation	$803,429
2,894	LG Chem Ltd	689,951
1,315	LG Household & Health Care Ltd	562,955
1,120	Naver Corporation	857,180
11,222	Samsung Electro-Mechanics Company Ltd	712,742
2,690	Samsung Electronics Company Ltd	3,399,354
2,990	Samsung Fire & Marine Insurance Company Ltd	659,621
7,947	Samsung Life Insurance Company Ltd	751,894
24,210	SK Hynix, Inc.*	878,817
3,148	SK Telecom Company Ltd	638,447
		14,749,144

	Russian Federation – 2.5%
52,600	Lukoil OAO – ADR*	2,861,440
5,445	Magnit OJSC	304,920
104,700	Mobile Telesystems OJSC – ADR	1,802,934
15,536	NovaTek OAO	1,966,858
281,944	Rosneft Oil OJSC	1,903,122
258,951	Sberbank of Russia	2,669,785
377,745	Surgutneftegas OAO	2,874,639
49,735	Tatneft OAO	1,795,433
		16,179,131

	Singapore – 3.0%
28,800	Avago Technologies Ltd	1,776,960
93,000	City Developments Ltd	688,889
820,000	ComfortDelGro Corporation Ltd	1,248,452
198,000	DBS Group Holdings Ltd	2,580,334
905,000	Genting Singapore PLC	960,222
1,905,000	Golden Agri-Resources Ltd	834,043
2,152,000	Hutchison Port Holdings Trust	1,345,000
22,000	Jardine Cycle & Carriage Ltd	681,008
857,000	Noble Group Ltd	696,336
196,000	Sembcorp Industries Ltd	836,477
264,000	Sembcorp Marine Ltd	855,946
287,000	Singapore Exchange Ltd	1,557,654
603,000	Singapore Press Holdings Ltd	1,974,086

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Singapore (Continued)
346,000	Singapore Technologies Engineering Ltd	$1,037,195
538,000	Singapore Telecommunications Ltd	1,527,866
342,000	Wilmar International Ltd	930,777
		19,531,245

	South Africa – 2.8%
136,324	Anglogold Ashanti Ltd	2,412,327
71,516	Barclays Africa Group Ltd	880,580
42,628	Bidvest Group Ltd	1,004,118
39,567	Imperial Holdings Ltd	622,813
17,691	Kumba Iron Ore Ltd	732,070
95,276	MTN Group Ltd	1,742,144
21,234	Naspers Ltd	2,561,075
39,196	Nedbank Group Ltd	768,032
65,216	Remgro Ltd	1,125,810
218,329	Sanlam Ltd	1,072,561
37,765	Sasol Ltd	1,915,105
87,892	Standard Bank Group Ltd	1,005,658
194,967	Steinhoff International Holdings	939,687
56,713	Vodacom Group Ltd	629,790
123,121	Woolworths Holdings Ltd	730,385
		18,142,155

	Spain – 2.0%
35,014	Abertis Infraestructuras SA	822,574
48,278	Amadeus It Holding SA	2,123,424
128,961	Banco Bilbao Vizcaya Argentari	1,601,154
267,867	Banco de Sabadell SA	885,150
95,232	Banco Popular Espanol SA	686,688
257,636	Banco Santander SA	2,334,969
134,780	Iberdrola SA	896,140
8,800	Inditex SA	1,266,895
37,464	Repsol SA	941,409
96,196	Telefonica SA	1,475,179
		13,033,582
	Sweden – 2.0%
20,164	Assa Abloy AB	1,026,810

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Sweden (Continued)
107,495	Ericsson	$1,393,219
41,967	Hennes & Mauritz AB	1,892,938
26,913	Hexagon AB	954,935
24,789	Investor AB	883,437
56,127	Nordea Bank AB	804,047
73,622	Sandvik AB	1,027,113
51,554	Skandinaviska Enskilda Banken AB	724,867
28,643	Svenska Cellulosa AB SCA	869,790
12,071	Svenska Handelsbanken AB	630,693
25,568	Swedbank AB	721,781
109,633	Teliasonera AB	844,863
74,182	Volvo AB	1,116,493
		12,890,986

	Switzerland – 2.7%
87,369	ABB Ltd	2,234,143
2,117	Cie Financiere Richemont SA	210,858
45,321	Credit Suisse Group AG	1,427,392
173,372	Glencore Xstrata PLC	955,726
40,498	Nestle SA	3,066,705
34,672	Novartis AG	2,895,575
9,313	Roche Holdings AG	2,873,847
2,293	Swiss Re AG	214,309
535	Syngenta AG	194,656
98,129	UBS AG	2,105,394
3,857	Zurich Insurance Group AG	1,181,878
		17,360,483

	Taiwan, Province of China – 2.9%
1,989,000	China Steel Corporation	1,687,151
696,000	Chunghwa Telecom Company Ltd	2,113,407
248,000	Delta Electronics, Inc.	1,379,233
3,536,000	First Financial Holding Company Ltd	2,106,568
772,000	Hon Hai Precision Industry Company	2,140,339
829,000	Pou Chen Corporation	1,106,774
3,924,000	Taiwan Cooperative Financial Holdings	2,124,021
456,000	Taiwan Mobile Company Ltd	1,371,101

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Taiwan, Province of China (Continued)
1,002,000	Taiwan Semiconductor Manufacturing Company Ltd	$3,571,721
1,180,000	Teco Electric & Machinery Company	1,355,337
		18,955,652

	Thailand – 3.3%
157,700	Airports of Thailand PCL	906,322
1,223,600	Bank of Ayudhya PCL	1,303,298
1,183,600	Banpu PCL	943,252
143,800	Big C Supercenter PCL	780,156
4,719,000	BTS Group Holdings PCL	1,207,775
811,300	Central Pattana PCL	1,025,782
1,077,000	Charoen Pokphand Foods PCL	899,563
724,100	Delta Electronics Thailand PCL	1,204,059
322,800	Kasikornbank PCL	1,686,970
2,033,300	Krung Thai Bank PCL	1,115,588
2,765,600	Land & Houses PCL	788,355
565,300	PTT Global Chemical PCL	1,299,540
573,700	Shin Corporation PCL	1,288,077
133,500	Siam Cement PCL	1,759,540
864,400	Siam Makro PCL	821,346
3,978,000	Thai Beverage PLC	1,757,330
605,900	Thai Oil PCL	965,726
589,000	Thai Union Frozen Products PCL	1,227,648
		20,980,327

	Turkey – 2.1%
118,054	Anadolu Efes Biracilik Ve Malt	1,244,501
110,461	BIM Birlesik Magazalar AS	2,049,045
52,430	Coca Cola Icecek AS	1,012,899
343,842	Enka Insaat ve Sanayi AS	1,039,188
888,286	Eregli Demir ve Celik Fabrikal	972,583
337,109	Haci Omer Sabanci Holding AS	1,194,238
97,244	Tav Havalimanlari Holding AS	686,351
59,648	Tupras Turkiye Petrol Rafineri	1,049,794
322,632	Turk Hava Yollari	960,488
340,088	Turkcell Iletisim Hizmetleri AS*	1,772,566

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Turkey (Continued)
185,967	Turkiye Halk Bankasi AS	$912,902
573,010	Yapi ve Kredi Bankasi AS	858,121
		13,752,676

	United Kingdom – 3.0%
42,725	Anglo American PLC	1,095,348
11,390	AstraZeneca PLC	778,940
42,076	BG Group PLC	766,933
145,047	BP PLC	1,225,120
166,698	Centrica PLC	890,463
76,019	Compass Group PLC	1,202,317
7,095	DCC PLC	375,791
33,907	Diageo PLC	1,066,585
37,798	GlaxoSmithKline PLC	1,057,962
96,551	HSBC Holdings PLC	1,018,088
251,230	Legal & General Group PLC	1,011,348
81,289	National Grid PLC	1,135,933
9,710	Next PLC	1,095,094
11,463	Reckitt Benckiser Group PLC	943,253
67,259	Reed Elsevier PLC	1,031,106
48,166	Rolls-Royce Holdings PLC*	805,751
24,395	Royal Dutch Shell PLC	950,587
151,491	Tesco Corporation	835,106
7,788	Unilever PLC	318,338
184,425	Vodafone Group PLC	768,978
46,712	WPP PLC	1,023,130
		19,396,171

	TOTAL COMMON STOCKS
	(Cost $610,430,372)	621,559,494

PREFERRED STOCKS – 1.1%

	Brazil – 1.1%
122,000	Banco Bradesco SA	1,420,970
220,800	Cia Energetica de Minas Gerais	1,264,674
20,600	Companhia Brasileira de
	Distribuicao Grupo de Acucar	868,806
118,200	Itau Unibanco Holdings SA	1,574,320

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

PREFERRED STOCKS (Continued)

	Brazil (Continued)
48,700	Telefonica Brasil SA	$892,686
105,700	Vale SA	1,311,361
		7,332,817
	TOTAL PREFERRED STOCKS
	(Cost $7,608,142)	7,332,817

REITS – 0.8%

	Singapore – 0.5%
754,000	CapitaCommercial Trust	871,384
716,000	CapitaMall Trust	1,073,167
728,000	Suntec Real Estate Investment Trust	956,195
		2,900,746

	South Africa – 0.1%
417,400	Growthpoint Properties Ltd	910,909

	Turkey – 0.2%
919,143	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	935,673
	TOTAL REITS (Cost $4,608,223)	4,747,328

EXCHANGE TRADED NOTES – 1.9%

	India – 1.9%
215,300	iPath MSCI India Index ETN*	11,996,516
	TOTAL EXCHANGE TRADED NOTES
	(Cost $11,807,538)	11,996,516

MONEY MARKET FUNDS – 0.0%

43,212	Short Term Investment Trust
	Liquid Assets Portfolio, 0.02% (a)	43,212
	TOTAL MONEY MARKET FUNDS
	(Cost $43,212)	43,212
	TOTAL INVESTMENTS – 99.9%
	(Cost $634,497,487)	645,679,367
	Other Assets in Excess of Liabilities – 0.1%	964,784
	NET ASSETS – 100.0%	$646,644,151

(a)	Annualized seven-day yield as of February 28, 2014
*	Non-income producing security.
ADR	American Depository Receipt
GDR	Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 95.1%

	Accommodation and Food Services – 0.9%
359	Brinker International, Inc.	$19,746
373	Darden Restaurants, Inc.	19,045
369	McDonalds Corporation	35,110
1,414	Penn National Gaming, Inc.*	18,170
		92,071

	Administrative and Support
	and Waste Management and
	Remediation Services – 2.5%
498	ABM Industries, Inc.	14,059
390	AECOM Technology Corporation*	12,457
538	Baker Hughes, Inc.	34,044
312	Brinks Company	9,488
184	Dun & Bradstreet Corporation	18,254
332	Kelly Services, Inc.	8,353
1,479	Liquidity Services, Inc.*	37,892
748	ManTech International Corporation	21,894
1,544	Premiere Global Services, Inc.*	17,463
771	Republic Services, Inc.	26,298
294	Robert Half International, Inc.	12,036
653	The ADT Corporation	20,054
545	Waste Management, Inc.	22,618
		254,910

	Agriculture, Forestry,
	Fishing and Hunting – 0.5%
1,317	Fresh Del Monte Produce, Inc.	34,848
906	Resolute Forest Products, Inc.*	18,564
		53,412

	Arts, Entertainment, and Recreation – 0.4%
345	Global Payments, Inc.	24,264
511	International Speedway Corporation	17,236
		41,500

	Construction – 0.4%
545	Comfort Systems USA, Inc.	8,954
287	EMCOR Group, Inc.	13,426

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Construction (Continued)
280	KBR, Inc.	$7,734
434	MYR Group, Inc.*	10,099
		40,213

	Educational Services – 1.2%
487	American Public Education, Inc.*	17,250
592	Apollo Education Group, Inc.*	19,731
737	Bridgepoint Education, Inc.*	14,217
237	Capella Education Company	15,756
533	DeVry Education Group, Inc.	22,391
378	ITT Educational Services, Inc.*	11,729
668	K12, Inc.*	15,117
		116,191

	Finance and Insurance – 13.4%
176	ACE Ltd	17,225
213	Aetna, Inc.	15,487
192	Aflac, Inc.	12,303
598	AllianceBernstein Holding L.P.	14,483
301	Allstate Corporation	16,332
181	American International Group, Inc.	9,008
181	American National Insurance Company	20,542
403	Argo Group International Holdings Ltd	17,788
514	Aspen Insurance Holdings Ltd	19,306
247	Assurant, Inc.	16,211
425	AXIS Capital Holdings Ltd	18,687
519	Bank of America Corporation	8,579
142	Capital One Financial Corporation	10,427
2,587	Capitol Federal Financial, Inc.	31,431
331	Cincinnati Financial Corporation	15,517
173	Citigroup, Inc.	8,413
313	CNA Financial Corporation	12,986
424	CNO Financial Group, Inc.	7,742
137	Everest Re Group Ltd	20,446
1,329	EZCORP, Inc.*	16,799
1,052	F.N.B Corporation	12,824
615	First American Financial Corporation	16,568

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Finance and Insurance (Continued)
1,457	First Comwealth Financial Corporation	$12,414
718	First Financial Bancorp.	12,235
599	First Midwest Bancorp, Inc.	9,985
1,050	Fulton Financial Corporation	12,926
391	Genworth Financial, Inc.*	6,076
1,637	Global Cash Access Holdings, Inc.*	13,751
3,031	Harbinger Group, Inc.*	34,403
408	HCC Insurance Holdings, Inc.	17,911
322	Health Net, Inc.*	10,964
337	Heartland Payment Systems, Inc.	13,628
433	Horace MannEducators Corporation	12,388
152	Humana, Inc.	17,094
1,183	Huntington Bancshares, Inc.	11,274
237	Infinity Property & Casualty Corporation	17,479
429	International Bancshares Corporation	9,944
750	Janus Capital Group, Inc.	8,393
208	JPMorgan Chase & Company	11,819
333	Kemper Corporation	12,914
899	KeyCorp	11,840
248	Legg Mason, Inc.	11,398
380	Loews Corporation	16,522
537	MBIA, Inc.*	7,276
436	Mercury General Corporation	19,751
189	Metlife, Inc.	9,577
260	Molina Healthcare, Inc.*	9,797
1,263	National Bank Holdings Corporation	24,792
291	Navigators Group, Inc.*	17,640
599	NBT Bancorp, Inc.	14,065
1,213	Northwest Bancshares, Inc.	17,407
606	OFG Bancorp	9,696
817	Old Republic International Corporation	12,713
1,332	Oritani Financial Corporation	20,859
208	PartnerRe Ltd	20,567
547	PHH Corporation*	14,238
284	Piper Jaffray Companies*	11,900
166	PNC Financial Services Group, Inc.	13,575

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Finance and Insurance (Continued)
172	Protective Life Corporation	$8,968
658	Provident Financial Services, Inc.	12,212
947	Regions Financial Corporation	10,076
188	Reinsurance Group of America, Inc.	14,474
268	Renaissancere Re Holdings Ltd	25,598
567	Selective Insurance Group, Inc.	13,064
894	Susquehanna Bancshares, Inc.	9,780
678	Symetra Financial Corporation	13,357
1,396	TCP Capital Corporation	24,681
228	The Chubb Corporation	19,945
293	The Hanover Insurance Group, Inc.	17,240
220	The Travelers Companies, Inc.	18,445
2,272	TrustCo Bank Corporation NY	15,359
482	Trustmark Corporation	11,631
643	Umpqua Holdings Corporation	11,426
613	Union First Market Bankshares Corporation	15,509
496	United Bankshares, Inc.	14,597
560	United Fire Group, Inc.	16,229
217	UnitedHealth Group, Inc.	16,768
629	Validus Holdings Ltd	23,153
1,639	Valley National Bancorp	16,521
391	Viad Corporation	9,404
766	Viewpoint Financial Group, Inc.	19,150
492	W.R. Berkley Corporation	20,290
1,170	Walker & Dunlop, Inc.*	19,691
301	Webster Financial Corporation	9,322
132	WellCare Health Plans, Inc.*	8,160
167	WellPoint, Inc.	15,129
1,614	Western Union Company	27,002
304	Wintrust Financial Corporation	14,069
388	XL Group PLC	11,795
333	Zions Bancorporation	10,390
		1,341,750

	Health Care – 0.1%
554	PharMerica Corporation*	13,351

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Health Care and Social Assistance – 2.2%
321	Amsurg Corporation*	$14,079
289	Chemed Corporation	24,449
215	Community Health Sys Inc New Com*	8,925
320	Davita Healthcare Partners, Inc.*	21,994
305	HEALTHSOUTH Corporation	9,967
418	Kindred Healthcare, Inc.	9,054
256	Laboratory Corp. of America Holdings*	23,946
226	Lifepoint Hospitals, Inc.*	12,261
351	Magellan Health Services, Inc.*	21,459
251	Omnicare, Inc.	14,784
555	Quest Diagnostics, Inc.	29,416
1,123	Select Medical Holdings Corporation	12,589
404	The Ensign Group, Inc.	15,998
		218,921

	Information – 6.9%
1,154	AT&T, Inc.	36,847
236	Atlantic Tele-Network, Inc.	15,467
1,501	BGC Partners, Inc.	10,207
640	CA, Inc.	21,440
840	Cablevision Systems Corporation	14,784
988	CenturyLink, Inc.	30,885
351	Comcast Corporation	18,143
2,069	Compuware Corporation	22,656
1,310	Comverse, Inc.*	45,338
901	CSG Systems International, Inc.	25,228
276	DST Systems, Inc.	25,938
6,492	Earthlink Holdings Corporation	25,449
504	Fidelity National Information Services, Inc.	28,028
4,128	Frontier Communications Corporation	20,145
393	Gannett, Inc.	11,692
366	IAC/InterActiveCorp	28,376
366	Intuit, Inc.	28,603
284	John Wiley & Sons, Inc.	16,481
563	MedAssets, Inc.*	13,675
333	Meredith Corporation	15,584
764	Microsoft Corporation	29,269

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information (Continued)
521	NeuStar, Inc.*	$18,662
563	Oracle Corporation	22,019
855	Rovi Corporation*	21,238
421	Scholastic Corporation	14,853
553	Shenandoah Telecommunications Company	14,616
1,009	Symantec Corporation	21,673
628	Telephone & Data Systems, Inc.	14,312
128	Time Warner Cable, Inc.	17,965
478	United States Cellular Corporation	17,252
789	Verizon Communications, Inc.	37,540
2,304	Vonage Holdings Corporation*	10,621
		694,986

	Management of Companies
	and Enterprises – 1.2%
275	AGL Resources, Inc.	12,936
448	American Equity Investment Life Holding Company	9,793
803	Associated Banc Corporation	13,402
979	Astoria Financial Corporation	13,412
756	Cardinal Financial Corporation	13,033
386	Community Trust Bancorp, Inc.	15,287
723	Compass Diversified Holdings	13,549
422	Hancock Holding Company	14,542
1,066	National Penn Bancshares, Inc.	11,513
517	The AES Corporation	7,057
		124,524

	Manufacturing – 34.6%
165	3M Company	22,230
287	A. Schulman, Inc.	9,973
436	AAR Corporation	12,600
801	Abbott Laboratories	31,864
1,649	ACCO Brands Corporation*	9,762
1,664	Activision Blizzard, Inc.	32,198
185	AGCO Corporation	9,709
156	Albemarle Corporation	10,294
173	Alliant Techsystems, Inc.	23,319

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
1,293	Alon USA Energy, Inc.	$17,313
935	Altria Group, Inc.	33,903
166	American Railcar Industries, Inc.	11,496
280	American Science & Engineering, Inc.	18,410
604	American Vanguard Corporation	13,439
2,316	Amkor Technology, Inc.*	13,711
888	Archer Daniels Midland Company	36,053
92	Ashland, Inc.	8,682
144	Autoliv, Inc.	13,873
251	Avery Dennison Corporation	12,505
130	Axiall Corporation	5,261
325	Baxter International, Inc.	22,588
212	Becton Dickinson & Company	24,427
605	Bemis, Inc.	23,764
756	Benchmark Electronics, Inc.*	18,023
1,158	Blount International, Inc.*	14,186
959	Boston Scientific Corporation*	12,563
529	Brady Corporation	14,150
571	Briggs & Stratton Corporation	13,007
725	Bristol Myers Squibb Company	38,983
649	Broadcom Corporation	19,288
1,735	Brocade Communications Systems, Inc.*	16,604
441	Cabot Microelectronics Corporation*	19,479
156	Caterpillar, Inc.	15,127
1,031	Checkpoint Systems, Inc.*	15,104
484	Chevron Corporation	55,820
292	Cintas Corporation	17,713
559	Cirrus Logic, Inc.*	10,761
289	Coach, Inc.	14,106
431	Commercial Metals Company	8,340
300	CONMED Corporation	13,986
466	CoreLogic, Inc.*	15,192
160	CR Bard, Inc.	23,066
728	Crocs, Inc.*	11,087
69	Cummins, Inc.	10,068
1,106	Daktronics, Inc.	15,672

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
427	Dana Holding Corporation	$9,257
1,775	Dean Foods Company*	26,252
192	Deere & Company	16,499
176	Deluxe Corporation	8,884
357	DENTSPLY International, Inc.	16,201
116	Domtar Corporation	12,850
148	Dover Corporation	13,956
219	Dow Chemical Company	10,667
805	Dr Pepper Snapple Group, Inc.	41,949
315	Drew Industries, Inc.	15,511
708	Eli Lilly & Company	42,205
771	EMC Corporation	20,331
722	Emergent BioSolutions, Inc.*	17,862
466	Endo Health Solutions, Inc.*	37,196
535	Engility Holdings, Inc.*	22,326
939	Entegris, Inc.*	11,315
839	Exxon Mobil Corporation	80,771
934	Fairchild Semiconductor International*	13,151
968	FutureFuel Corporation	16,795
292	General Cable Corporation	8,988
205	General Dynamics Corporation	22,456
396	General Motors Company*	14,335
1,854	Globus Medical, Inc.*	43,865
1,279	Green Plains Renewable Energy, Inc.	33,804
261	Greif, Inc.	13,066
459	Guess’, Inc.	13,926
371	Hanger, Inc.*	13,152
2,262	Harmonic, Inc.*	14,680
313	Harris Corporation	23,106
373	Harsco Corporation	9,370
776	Hewlett-Packard Company	23,187
258	Hill-Rom Holdings, Inc.	9,760
797	Hi-Tech Pharmacal, Inc.*	34,557
241	HNI Corporation	8,568
495	HollyFrontier Corporation	22,557
75	Hyster Yale Materials Handling, Inc.	7,571

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
485	ICU Medical, Inc.*	$28,062
525	Impax Laboratories, Inc.*	13,529
188	Ingersoll-Rand PLC	11,494
423	Ingredion, Inc.	27,850
223	Innophos Holdings, Inc.	12,247
992	Intel Corporation	24,562
578	Inter Parfums, Inc.	19,427
745	InterDigital, Inc.	22,723
864	International Game Technology	13,038
1,638	Intersil Corporation	20,835
468	Invacare Corporation	9,276
6,354	ION Geophysical Corporation*	25,860
938	Jabil Circuit, Inc.	17,362
443	Johnson & Johnson	40,810
176	Joy Global, Inc.	9,680
201	Kennametal, Inc.	8,792
256	KLA-Tencor Corporation	16,678
652	Knoll, Inc.	10,151
245	Koppers Holdings, Inc.	9,687
349	Kraton Performance Polymers, Inc.*	9,681
978	Kulicke and Soffa Industries, Inc.*	11,286
2,523	Lattice Semiconductor Corporation*	19,099
1,896	LeapFrog Enterprises, Inc.*	13,803
197	Lear Corporation	15,997
518	Leggett & Platt, Inc.	16,602
539	Lexmark International, Inc.	22,713
196	Lockheed Martin Corporation	31,811
100	LyondellBasell Industries NV	8,808
851	Marathon Oil Corporation	28,509
238	Marathon Petroleum Corporation	19,992
1,321	Marvell Technology Group Ltd	20,198
259	Materion Corporation	7,664
398	Matson, Inc.	9,600
829	Maxim Integrated Products, Inc.	27,117
612	Merck & Company, Inc.	34,878
666	Meridian Bioscience, Inc.	13,893

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
2,029	Micrel, Inc.	$21,183
843	Modine Manufacturing Company*	12,469
544	Murphy Oil Corporation	32,297
582	Myers Industries, Inc.	12,514
757	Myriad Genetics, Inc.*	27,411
357	National Oilwell Varco, Inc.	27,503
271	Neenah Paper, Inc.	13,607
421	NetApp, Inc.	17,013
433	Netgear, Inc.*	14,800
844	Newport Corporation*	17,470
171	Northrop Grumman Corporation	20,696
1,107	NVIDIA Corporation	20,347
459	Olin Corporation	12,021
796	OmniVision Technologies, Inc.*	13,747
148	Oshkosh Corporation	8,559
977	PBF Energy, Inc.	24,620
1,793	PDL BioPharma, Inc.	15,366
686	Pepsico, Inc.	54,928
414	Philip Morris International, Inc.	33,497
428	Pier 1 Imports, Inc.	8,098
878	Pilgrim’s Pride Corporation*	15,391
639	Pitney Bowes, Inc.	16,263
393	Plantronics, Inc.	17,441
354	Plexus Corporation*	14,567
1,734	QLogic Corporation*	19,801
419	Quad/Graphics, Inc.	9,373
93	Quaker Chemical Corporation	7,187
303	Questcor Pharmaceuticals, Inc.	18,407
303	Raytheon Company	29,666
426	ResMed, Inc.	18,753
286	Rockwell Collins, Inc.	23,606
732	RR Donnelley & Sons Co.	13,999
504	Sanderson Farms, Inc.	38,728
179	SanDisk Corporation	13,300
756	Sanmina Corporation*	12,822
325	Schweitzer-Mauduit International, Inc.	15,642

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
174	Seagate Technology PLC	$9,081
420	Select Comfort Corporation*	7,585
457	Skyworks Solutions, Inc.*	16,205
943	Smith & Wesson Holding Corporation*	10,845
432	Sonoco Products Company	18,136
363	Spirit Aerosystems Holdings, Inc.*	10,465
213	St Jude Medical, Inc.	14,339
296	Standard Motor Products, Inc.	10,404
611	Steelcase, Inc.	9,086
287	Steris Corporation	13,245
188	Stryker Corporation	15,085
174	Sturm, Ruger & Company, Inc.	11,091
920	Super Micro Computer, Inc.*	18,575
854	Superior Industries International, Inc.	15,611
1,029	Tesco Corporation*	19,520
519	Texas Instruments, Inc.	23,334
437	The J.M. Smucker Company	43,704
769	The Jones Group, Inc.	11,489
265	The Mosaic Company	12,948
252	The Scotts Miracle-Gro Co.	14,392
2,161	The Wendy’s Company	20,702
169	Timken Company	10,201
365	Titan International, Inc.	6,920
135	TRW Automotive Holdings Corporation*	11,113
1,629	TTM Technologies , Inc.*	13,684
173	Tupperware Brands Corporation	13,598
961	Tyson Foods, Inc.	37,911
127	UniFirst Corporation	13,931
455	Valero Energy Corporation	21,831
88	Valmont Industries, Inc.	12,815
190	Varian Medical Systems, Inc.*	15,928
706	Vera Bradley, Inc.*	18,709
467	Wabash National Corporation*	6,309
158	Western Digital Corporation	13,744
446	Western Refining, Inc.	16,257
85	Whirlpool Corporation	12,294

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Manufacturing (Continued)
176	Zimmer Holdings, Inc.	$16,516
		3,475,034

	Mining, Quarrying, and Oil
	and Gas Extraction – 6.8%
2,812	Alpha Natural Resources, Inc.*	15,100
1,412	C&J Energy Services, Inc.*	36,500
1,120	Chesapeake Energy Corporation	29,019
316	Cliffs Natural Resources, Inc.	6,329
1,943	Cloud Peak Energy, Inc.*	37,694
770	Coeur Mining Inc.*	8,470
769	ConocoPhillips	51,138
1,610	Denbury Resources, Inc.	26,340
601	Devon Energy Corporation	38,716
760	Diamond Offshore Drilling, Inc.	35,948
231	Freeport-McMoRan Copper & Gold, Inc.	7,535
282	Helmerich & Payne, Inc.	27,848
375	Hess Corporation	30,011
2,544	Key Energy Services, Inc.*	22,998
1,276	Nabors Industries Ltd	29,374
1,022	Newfield Exploration Company*	28,810
1,214	Newmont Mining Corporation	28,238
405	Occidental Petroleum Corporation	39,091
924	Patterson-UTI Energy, Inc.	26,898
1,271	Peabody Energy Corporation	22,319
3,069	SandRidge Energy, Inc.*	19,795
511	Stone Energy Corporation*	18,365
922	Superior Energy Services, Inc.	27,282
1,620	Swift Energy Company*	16,200
792	Transocean Ltd	33,581
1,281	W&T Offshore, Inc.	19,305
		682,904

	Other Services (except
	Public Administration) – 0.5%
1,354	Regis Corporation	19,037
399	Steiner Leisure Ltd*	17,644

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Other Services (except
	Public Administration) (Continued)
653	Weight Watchers International, Inc.	$13,883
		50,564

	Professional, Scientific, and
	Technical Services – 5.8%
305	Accenture PLC	25,422
722	Amdocs Ltd	32,114
278	Amgen, Inc.	34,478
587	AMN Healthcare Services, Inc.*	8,177
1,339	Booz Allen Hamilton Holding Corporation	28,159
678	Broadridge Financial Solutions, Inc.	25,601
291	CACI International, Inc.*	22,940
247	Computer Programs & Systems, Inc.	16,902
395	Computer Sciences Corporation	24,964
927	Convergys Corporation	18,976
784	Conversant, Inc.*	19,489
2,003	Epiq Systems, Inc.	28,403
139	F5 Networks, Inc.*	15,615
1,052	Forrester Research, Inc.	38,103
452	FTI Consulting, Inc.*	13,194
493	ICF International, Inc.*	19,927
357	Insperity, Inc.	10,421
171	International Business Machines Corporation	31,663
2,247	Monster Worldwide, Inc.*	17,909
702	Navigant Consulting, Inc.*	12,236
239	Omnicom Group, Inc.	18,088
719	Quality Systems, Inc.	12,554
870	Resources Connection, Inc.	11,919
1,016	Sykes Enterprises, Inc.*	19,995
288	Synnex Corporation*	17,130
996	TeleTech Holdings, Inc.*	23,984
387	Unisys Corporation*	13,243
288	URS Corporation	13,392
406	VCA Antech, Inc.*	12,574
		587,572

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing – 0.1%
345	McGrath Rentcorp	$11,168

	Retail Trade – 8.9%
691	Aarons, Inc.	21,234
344	Abercrombie & Fitch Company	13,633
1,241	American Eagle Outfitters, Inc.	18,032
346	ANN, Inc.*	12,335
535	Best Buy, Inc.	14,247
603	Big Lots, Inc.*	17,819
460	Brown Shoe, Inc.	11,307
332	Buckle, Inc.	15,063
442	Cash America International, Inc.	17,689
800	Chico’s FAS, Inc.	13,224
284	Childrens Place Retail Stores, Inc.*	15,384
611	CVS Caremark Corporation	44,688
575	Delek US Holdings, Inc.	15,962
136	Dillards, Inc.	12,591
362	DSW, Inc.	13,930
844	Express, Inc.*	15,437
376	Family Dollar Stores, Inc.	24,628
371	Foot Locker, Inc.	15,474
1,030	Fred’s, Inc.	20,528
455	Gamestop Corporation	16,976
195	Genesco, Inc.*	14,479
905	Ingram Micro, Inc.*	26,653
571	Insight Enterprises, Inc.*	13,122
405	Kohls Corporation	22,756
275	Macy’s, Inc.	15,912
115	McKesson Corporation	20,361
282	Mens Wearhouse, Inc.	15,169
321	Nordstrom, Inc.	19,735
2,096	Office Depot, Inc.*	10,333
428	Owens & Minor, Inc.	14,860
1,066	Pep Boys – Manny, Moe & Jack*	13,421
348	PetSmart, Inc.	23,337
322	Ross Stores, Inc.	23,441
1,366	Safeway, Inc.	51,157

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Retail Trade (Continued)
1,402	Spartan Stores, Inc.	$31,671
693	Stage Stores, Inc.	13,721
1,444	Staples, Inc.	19,624
809	Stein Mart, Inc.	10,994
450	Target Corporation	28,143
420	The Gap, Inc.	18,375
1,127	The Kroger Company	47,266
893	Wal-Mart Stores, Inc.	66,707
251	Williams-Sonoma, Inc.	14,618
		886,036

	Transportation and Warehousing – 2.0%
128	Alaska Air Group, Inc.	11,090
438	Carnival Corporation	17,371
252	Con-way, Inc.	9,611
443	CSX Corporation	12,276
104	FedEx Corporation	13,866
1,283	Hawaiian Holdings, Inc.*	15,447
1,456	JetBlue Airways Corporation*	12,856
349	Landstar System, Inc.	20,141
1,052	Marten Transport Ltd	20,503
166	Norfolk Southern Corporation	15,257
1,070	Republic Airways Holdings, Inc.*	10,251
978	SkyWest, Inc.	12,421
662	Southwest Airlines Company	14,855
735	Werner Enterprises, Inc.	19,000
		204,945

	Utilities – 2.7%
359	Ameren Corporation	14,507
313	American Electric Power, Inc.	15,713
410	Avista Corporation	12,136
184	DTE Energy Company	13,204
309	Edison International	16,182
346	El Paso Electric Company	12,197
497	Entergy Corporation	31,719
1,378	Exelon Corporation	41,904

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Utilities (Continued)
529	Northwest Natural Gas Company	$22,678
189	Pinnacle West Capital Corporation	10,518
364	PNM Resources, Inc.	9,519
428	Portland General Electric Company	13,610
459	Public Service Enterprise Group, Inc.	16,827
171	Southwest Gas Corporation	9,237
698	Teco Energy, Inc.	11,712
250	UGI Corporation	11,173
342	Vectren Corporation	13,157
		275,993

	Wholesale Trade – 4.0%
167	Anixter International, Inc.	17,860
241	Applied Industrial Technologies, Inc.	12,298
287	Arrow Electronics, Inc.*	16,253
400	Avnet, Inc.	17,412
277	Cardinal Health, Inc.	19,814
2,219	Chiquita Brands International, Inc.*	24,276
257	Covidien PLC	18,491
243	Express Scripts Holding Company*	18,300
247	Genuine Parts Company	21,758
156	Henry Schein, Inc.*	18,570
259	Herbalife Ltd	17,249
315	Kaman Corporation	12,512
508	Patterson Companies, Inc.	20,910
121	Reliance Steel & Aluminum Company	8,383
456	ScanSource, Inc.*	17,903
313	Schnitzer Steel Industries, Inc.	7,941
1,283	Sysco Corporation	46,214
328	TE Connectivity Ltd	19,214
315	United Stationers, Inc.	13,428
645	Universal Corporation	37,184
1,541	Xerox Corporation	16,936
		402,906

	TOTAL COMMON STOCKS
	(Cost $9,407,401)	9,568,951

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

REITS – 3.7%

	Finance and Insurance – 2.4%
946	American Capital Agency Corporation	$21,086
1,090	American Capital Mortgage Investment Corporation	21,985
4,426	Anworth Mortgage Asset Company	22,927
1,295	Apollo Commercial Real Estate Finance, Inc.	21,678
244	Camden Property Trust	16,275
611	Chesapeake Lodging Trust	15,917
5,618	Chimera Investment Corporation	17,921
812	Colony Financial, Inc.	18,335
2,653	CYS Investments, Inc.	23,346
1,262	Hatteras Financial Corporation	24,888
1,104	Invesco Mortgage Capital, Inc.	18,580
627	Mack-Cali Realty Corporation	13,951
		236,889
	Real Estate and Rental and Leasing – 1.3%
916	Ashford Hospitality Trust, Inc.	10,241
695	Brandywine Realty Trust	10,182
1,684	Capstead Mortgage Corporation	21,707
848	Diamondrock Hospitality Company	10,702
255	EPR Properties	13,581
669	Government Properties Income Trust	16,665
1,236	Piedmont Office Realty Trust, Inc.	21,358
817	RAIT Financial Trust	6,789
2,265	Two Harbors Investment Corporation	23,510
		134,735
	TOTAL REITS
	(Cost $359,220)	371,624

INVESTMENT COMPANIES – 0.4%

	Finance and Insurance – 0.4%
454	American Capital Ltd*	7,064
990	Hercules Technology Growth Capital, Inc.	15,583
520	Triangle Capital Corporation	14,617
	TOTAL INVESTMENT COMPANIES
	(Cost $37,338)	37,264

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Shares	Security Description	Value

MONEY MARKET FUNDS – 0.3%

26,908	Short Term Investment Trust
	Liquid Assets Portfolio, 0.02% (a)	$26,908
	TOTAL MONEY MARKET FUNDS
	(Cost $26,908)	26,908
	TOTAL INVESTMENTS – 99.5%
	(Cost $9,830,867)	10,004,747
	Other Assets in Excess of Liabilities – 0.5%	54,656
	NET ASSETS – 100.0%	$10,059,403

(a)	Annualized seven-day yield as of February 28, 2014.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
February 28, 2014 (Unaudited)

	Vident	Vident
	International	Core US
	Equity Fund	Equity Fund
ASSETS
Investments in Securities, at Value*	$645,679,367	$10,004,747
Cash	1,748	812
Foreign Currency*	309,086	—
Receivable for Fund Shares Sold	7,176,000	5,026,000
Interest and Dividends Receivable	995,164	8,629
Receivable for Investments Sold	20,297	8,910
Foreign Currency Receivable	474,718	—
Total Assets	654,656,380	15,049,098

LIABILITIES
Payable for Investments Purchased	7,183,633	4,987,484
Management Fees Payable	353,242	2,211
Payable for Foreign Currency	475,354	—
Total Liabilities	8,012,229	4,989,695

NET ASSETS	$646,644,151	$10,059,403

NET ASSETS CONSIST OF:
Paid-in Capital	$650,294,926	$9,877,000
Undistributed (Accumulated)
Net Investment Income (Loss)	768,833	8,663
Accumulated Net Realized
Gain (Loss) on Investments	(15,585,139)	(140)
Net Unrealized Appreciation (Depreciation) on:
Investments in securities	11,181,880	173,880
Foreign currency and translation of other
assets and liabilities in foreign currency	(16,349)	—
Net Assets	$646,644,151	$10,059,403

* Identified Cost:
Investments in securities	$634,497,487	$9,830,867
Foreign currency	309,489	—

Shares Outstanding^	26,900,000	400,000
Net Asset Value, Offering and
Redemption Price per Share	$24.04	$25.15

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Period Ended February 28, 2014 (Unaudited)

	Vident	Vident
	International	Core US
	Equity Fund(1)	Equity Fund(2)

INVESTMENT INCOME
Income:
Dividends (net of withholding
tax of $252,388 and $0)	$2,186,023	$10,873
Interest	237	1
Total Investment Income	2,186,260	10,874

Expenses:
Management Fees	1,101,458	2,211
Total Expenses	1,101,458	2,211
Net Investment Income	1,084,802	8,663

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment securities	(15,585,139)	(140)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities	11,181,880	173,880
Foreign currency and translation of
other assets and liabilities in foreign currency	(16,349)	—
Net Realized and Unrealized
Gain (Loss) on Investments	(4,419,608)	173,740
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(3,334,806)	$182,403

(1)	Fund commenced operations on October 30, 2013. The information presented is for the period October 30, 2013 to February 28, 2014.
(2)	Fund commenced operations on January 22, 2014. The information presented is for the period January 22, 2014 to February 28, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
February 28, 2014*
(Unaudited)
OPERATIONS
Net Investment Income	$1,084,802
Net Realized Gain (Loss) on Investments	(15,585,139)
Change in Unrealized Appreciation (Depreciation)
of Investments	11,165,531
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,334,806)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(315,969)
Total Distributions to Shareholders	(315,969)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	650,164,000
Transaction Fees	130,926
Net Increase (Decrease) in Net Assets Derived
from Net Share in Outstanding Shares	650,294,926
Net Increase (Decrease) in Net Assets	$646,644,151

NET ASSETS
Beginning of Period	$—
End of Period	$646,644,151
Undistributed Net Investment Income	$768,833

	Shares	Amount
Subscriptions	26,900,000	$650,164,000
Reinvestments	—	—
Redemptions	—	—
Transaction Fees	—	130,926
	26,900,000	$650,294,926

*	Vident International Equity Fund commenced operations on October 30, 2013. The information presented is for the period from October 30, 2013 to February 28, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
February 28, 2014*
(Unaudited)
OPERATIONS
Net Investment Income	$8,663
Net Realized Gain (Loss) on Investments	(140)
Change in Unrealized Appreciation (Depreciation)
of Investments	173,880
Net Increase (Decrease) in Net Assets
Resulting from Operations	182,403

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	9,877,000
Transaction Fees	—
Net Increase (Decrease) in Net Assets Derived
from Net Share in Outstanding Shares	9,877,000
Net Increase (Decrease) in Net Assets	$10,059,403

NET ASSETS
Beginning of Period	$—
End of Period	$10,059,403
Undistributed Net Investment Income	$8,663

	Shares	Amount
Subscriptions	400,000	$9,877,000
Reinvestments	—	—
Redemptions	—	—
Transaction Fees	—	—
	400,000	$9,877,000

*	Vident Core US Equity Fund commenced operations on January 22, 2014. The information presented is for the period from January 22, 2014 to February 28, 2014.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	February 28, 2014(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(2)	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)
Total from Investment Operations	(0.94)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.02)
Total Distributions	(0.02)

Net Asset Value, End of Period	$24.04

Total Return	-3.76	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$646,644

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(4)
Net Investment Income (Loss) to Average Net Assets	0.74	%(4)
Portfolio Turnover Rate	59	%(3)

(1)	Commencement of operations on October 30, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE US EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	February 28, 2014(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(2)	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.09
Total from Investment Operations	0.15

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—
Total Distributions	—

Net Asset Value, End of Period	$25.15

Total Return	0.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$10,059

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.55	%(4)
Net Investment Income (Loss) to Average Net Assets	2.14	%(4)
Portfolio Turnover Rate	0	%(3)

(1)	Commencement of operations on January 22, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund and Vident Core US Equity Fund (individually the “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012.  The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The investment objectives of the Funds are to seek investment results that, before fee and expenses, track the Vident International Equity Index and the Vident Core US Equity Index, respectively.  Vident International Equity Fund commenced operations on October, 30, 2013 and Vident Core US Equity Fund commenced operations on January 22, 2014.

Shares of the Funds are listed and traded on NASDAQ. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees.  A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units.  The standard fixed creation transaction fee for Vident International Equity Fund is $12,500 and Vident Core US Equity Fund is $1,000.  In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of each Fund have equal rights and privileges.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  The use of fair value pricing by the funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2014, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2014:

Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$621,559,494	$—	$—	$621,559,494
Exchange Traded Notes	11,996,516	—	—	11,996,516
Preferred Stocks	7,332,817	—	—	7,332,817
REITS	4,747,328	—	—	4,747,328
Short-Term Investments	43,212	—	—	43,212
Total Investments
in Securities	$645,679,367	$—	$—	$645,679,367

^See Schedule of Investments for country breakouts.

Vident Core US Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,568,951	$—	$—	$9,568,951
REITS	371,624	—	—	371,624
Investment Companies	37,264	—	—	37,264
Short-Term Investments	26,908	—	—	26,908
Total Investments
in Securities	$10,004,747	$—	$—	$10,004,747

^See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 28, 2014, the Funds recognized no transfers to/from Level 1, 2 or 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited) (Continued)

B.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income tax provision is required.  As of and during the period ended February 28, 2014, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the period ended February 28, 2014, the Funds did not have liabilities for any unrecognized tax benefits.  The Funds recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended February 28, 2014, the Funds did not incur any interest of penalties.  The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited) (Continued)

H.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued.  There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

I.
Recent Accounting Pronouncement.  In June 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements.  ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company.  ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods.  Management is currently evaluating the implications of these changes and their impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Advisers (for Vident International Equity Fund, Mellon Capital Management, LLC and for Vident Core US Equity Fund, Index Management Solutions, LLC), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.  The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.  The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.75% and Vident Core US Equity Fund pays the Adviser 0.55% at an annual rate based on each Fund’s average daily net assets.  A Trustee of the Funds is an affiliate of the Adviser.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2014 (Unaudited) (Continued)

accountant.  USBFS also serves as the transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are affiliated with the Adviser, Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2014, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
Vident International Equity Fund	$348,749,667	$248,086,730
Vident Core US Equity Fund	—	—

For the period ended February 28, 2014, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Vident International Equity Fund	$534,036,012	$—
Vident Core US Equity Fund	9,827,496	—

There were no purchases or sales of U.S. Government securities during the period.

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at February 28, 2014 were as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Funds do not have a full fiscal year):

	Vident International	Vident Core US
	Equity Fund	Equity Fund
Cost of investments	$634,497,487	$9,830,897
Gross tax unrealized appreciation	27,428,529	244,994
Gross tax unrealized depreciation	(16,246,649)	(71,114)
Net tax unrealized
appreciation/(depreciation)	$11,181,880	$173,880

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the period ended February 28, 2014 was as follows:

Ordinary Income
Vident International Equity Fund	$315,969
Vident Core US Equity Fund	$—

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 11, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•
the Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Vident International Equity Fund (“Vident International”) and the Vident Core U.S. Equity Fund (“Vident U.S.” and together with Vident International, the “Funds” and each, a “Fund”);

•	the Sub-Advisory Agreement between the Adviser, the Trust and Mellon Capital Management Corporation (“Mellon”) with respect to Vident International (the “Mellon Sub-Advisory Agreement”); and

•
the Sub-Advisory Agreement between the Adviser, the Trust and Index Management Solutions LLC (“IMS” and together with Mellon, the “Sub-Advisers” and each, a “Sub-Adviser”) with respect to Vident U.S. (the “IMS Sub-Advisory Agreement” and, along with the Mellon Sub-Advisory Agreement, each, a “Sub-Advisory Agreement”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and each Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and the respective Sub-Adviser; (ii) the Adviser and each Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Advisers; (iii) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the proposed advisory fee for each Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Advisers and their affiliates resulting from services rendered to the Funds.

Prior to the Meeting, representatives from the Adviser and each Sub-Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s and each Sub-Adviser’s fees and other aspects of the Agreements.  Among other things, representatives from the Adviser and each Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes.  The Adviser and each Sub-Adviser separately discussed their experience with exchange-traded funds (“ETFs”).  The representatives of each Sub-Adviser discussed the services to be provided by their firm, which would be responsible for executing purchase and sale transactions in the applicable Fund.  The representatives of the Adviser also discussed the rationale for launching the Funds, the

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Continued)

Funds’ fees and fee structures of comparable investment companies.  The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information.  In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services Provided

The Board considered the scope of services to be provided under the Advisory Agreement between the Trust and the Adviser noting that the Adviser will be providing investment management services to the Funds.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the quality of the Adviser’s compliance infrastructure.  The Board also considered the Adviser’s experience working with ETFs.  The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of Adviser’s management and staff.  The Board also considered its experience with the Adviser providing investment management services to another series of the Trust.

The Board also considered other services to be provided to the Funds by the Adviser, such as overseeing the activities of the Funds’ investment sub-advisers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

Cost of Services Provided and Economies of Scale

The Board reviewed the estimated expense ratios for the New Funds and compared them to funds in Morningstar’s Foreign Large Blend ETF and Diversified Emerging Markets ETF categories for Vident International and Large Blend ETF category for Vident U.S.  The Board noted that Vident International’s total expense ratio was higher than that of its peer group average, but in line with the median for funds in the Diversified Emerging Markets ETF category.  The Board noted that Vident U.S.’s total expense ratio was higher than that of its peer group average, but that the peer group average was skewed lower by a small number of significantly larger funds.

The Board took into consideration that each Fund’s advisory fee was a “unified fee,” meaning that each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Continued)

implemented, fees pursuant to the distribution plan.  The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources.  The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account projections of the Adviser’s anticipated profitability.

The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size.  The Board further determined that such economies of scale are currently shared with Fund shareholders through the unitary fee structure of the Trust, although the Board intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

Approval of the Sub-Advisory Agreement with IMS

Nature, Extent and Quality of Services Provided

The Board considered the scope of services to be provided under the IMS Sub-Advisory Agreement, noting that IMS will be providing investment management services to Vident U.S.  The Board also noted the responsibilities that IMS has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services to be provided by IMS, the Board considered its experience with IMS providing investment management services to another series of the Trust.  The Board also considered IMS’s experience working with other ETFs.  IMS’s registration form (“Form ADV”) was provided to the Board, as was the response of IMS to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Fund.

Cost of Services Provided and Economies of Scale

The Board reviewed the advisory fee to be paid by the Adviser to IMS for its services to Vident U.S. under the IMS Sub-Advisory Agreement.  The Board considered that the fees paid to IMS would be paid by the Adviser from the unified fee the Adviser will receive

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS
AND BOARD CONSIDERATIONS (Continued)

from the Fund and noted that the fee reflected an arms-length negotiation between the Adviser and IMS.  The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the IMS Sub-Advisory Agreement are fair and reasonable; (b) concluded that IMS’s fees are reasonable in light of the services IMS will provide to the Fund; and (c) agreed to approve the IMS Sub-Advisory Agreement for an initial term of two years.

Approval of the Sub-Advisory Agreement with Mellon

Nature, Extent and Quality of Services Provided

The Board considered the scope of services to be provided under the Mellon Sub-Advisory Agreement, noting that Mellon will be providing investment management services to Vident International.  The Board noted the responsibilities that Mellon has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services to be provided by Mellon, the Board considered the report of the Trust’s CCO with respect to Mellon’s compliance program and Mellon’s experience providing investment management services to other ETFs.  Mellon’s registration form (“Form ADV”) was provided to the Board, as was the response of Mellon to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Cost of Services Provided and Economies of Scale

The Board reviewed the advisory fees to be paid by the Adviser to Mellon for its services to Vident International under the Mellon Sub-Advisory Agreement.  The Board considered that the fees paid to Mellon would be paid by the Adviser from the unified fee the Adviser will receive from the Fund and noted that the fee reflected an arms-length negotiation between the Adviser and Mellon.  The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Mellon Sub-Advisory Agreement are fair and reasonable; (b) concluded that Mellon’s fees are reasonable in light of the services Mellon will provide to the Fund; and (c) agreed to approve the Mellon Sub-Advisory Agreement for an initial term of one year.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended February 28, 2014 (Unaudited)

As a shareholder of Vident International Equity Fund and Vident Core US Equity Fund (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (Inception – February 28, 2014).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended February 28, 2014 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 30, 2013	February 28, 2014	During the Period^
Actual	$1,000	$962	$2.26
Hypothetical (5% annual
return before expenses)	$1,000	$1,014	$2.32

Vident Core US Equity Fund

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 22, 2014	February 28, 2014	During the Period^
Actual	$1,000	$1,006	$0.72
Hypothetical (5% annual	$1,000	$1,004	$0.72
return before expenses)

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

VIDENT FUNDS

PRIVACY POLICY
(Unaudited)

Each Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of any Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma 73013

Sub-Advisers
Vident International Equity Fund	Vident Core US Equity Fund
Mellon Capital Management, LLC	Index Management Solutions, LLC
50 Fremont Street, Suite 3900	One Commerce Square
San Francisco, California 94105	2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Atlanta, Georgia 30076

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Vident International Equity Fund	Vident Core US Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title  /s/ Michael Castino
           Michael Castino, Principal Executive Officer

Date   May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title  /s/ Michael Castino
           Michael Castino, Principal Executive Officer

Date   May 8, 2014

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, Treasurer

Date   May 9, 2014

* Print the name and title of each signing officer under his or her signature.